Note 19 - Cash and Cash Equivalents and Other Investments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Cash and Cash Equivalents and Other Investments [Abstract]
Detailed disclosure of cash and cash equivalents and other investments [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
Cash and cash equivalents
Cash at banks	117,807	118,314
Liquidity funds	98,183	1,166,697
Short – term investments	368,691	269,288
	584,681	1,554,299
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	763,697	65,874
Bonds and other fixed income	108,791	144,502
	872,488	210,376
Other investments - Non-current
Bonds and other fixed income	239,422	18,012
Others	7,660	6,922
	247,082	24,934